Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	60 Months Ended		120 Months Ended
	Feb. 28, 2025	Feb. 28, 2025	Feb. 28, 2025	Feb. 28, 2025	Feb. 28, 2025	Feb. 29, 2024	Feb. 28, 2023	Feb. 28, 2022	Feb. 28, 2021	Feb. 29, 2020	Feb. 28, 2019	Feb. 28, 2018	Feb. 28, 2017	Feb. 29, 2016	Feb. 28, 2015
C000000395 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Limited Term Municipal Income Fund (Class A) —including sales charge
Account Value	$ 11,390	$ 11,390	$ 11,390	$ 11,390	$ 11,390	$ 11,044	$ 10,625	$ 10,755	$ 10,864	$ 10,677	$ 10,200	$ 9,963	$ 9,871	$ 9,921	$ 9,750
Average Annual Return, Percent	0.59%	0.78%		1.31%
C000000395 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Limited Term Municipal Income Fund (Class A) —excluding sales charge
Average Annual Return, Percent	3.15%	1.30%		1.57%
C000000396 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Limited Term Municipal Income Fund (Class A2) —including sales charge
Account Value	$ 11,856	$ 11,856	11,856	$ 11,856	11,856	11,468	11,006	11,102	11,197	10,977	10,452	10,183	10,064	10,100	9,900
Average Annual Return, Percent	2.39%	1.35%		1.72%
C000000396 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Limited Term Municipal Income Fund (Class A2) —excluding sales charge
Average Annual Return, Percent	3.41%	1.56%		1.82%
C000130517 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Limited Term Municipal Income Fund (Class C) —including sales charge
Account Value	$ 11,003	$ 11,003	11,003	$ 11,003	11,003	10,666	10,262	10,457	10,652	10,547	10,143	9,982	9,964	10,091	10,000
Average Annual Return, Percent	1.38%	0.55%		0.96%
C000130517 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Limited Term Municipal Income Fund (Class C) —excluding sales charge
Average Annual Return, Percent	2.38%	0.55%		0.96%
C000071234 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Limited Term Municipal Income Fund (Class Y)
Account Value	$ 11,989	$ 11,989	11,989	$ 11,989	11,989	11,594	11,126	11,224	11,320	11,097	10,566	10,295	10,174	10,202	10,000
Average Annual Return, Percent	3.41%	1.56%		1.83%
C000023428 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Limited Term Municipal Income Fund (Class R5)
Account Value	$ 12,005	$ 12,005	12,005	$ 12,005	12,005	11,602	11,136	11,244	11,329	11,092	10,554	10,292	10,172	10,206	10,000
Average Annual Return, Percent	3.47%	1.59%		1.84%
C000188916 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Limited Term Municipal Income Fund (Class R6)
Account Value	$ 11,991	$ 11,991	11,991	$ 11,991	11,991	11,588	11,114	11,206	11,285	11,055	10,527	10,250	10,124	10,176	10,000
Average Annual Return, Percent	3.47%	1.64%		1.83%
C000084619 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco High Yield Municipal Fund (Class A) —including sales charge
Account Value	$ 13,093	$ 13,093	13,093	$ 13,093	13,093	12,337	11,733	13,023	12,838	12,870	11,390	10,934	10,368	10,113	9,575
Average Annual Return, Percent	1.64%	(0.51%)		2.73%
C000084619 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco High Yield Municipal Fund (Class A) —excluding sales charge
Average Annual Return, Percent	6.16%	0.35%		3.18%
C000084621 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco High Yield Municipal Fund (Class C) —including sales charge
Account Value	$ 12,897	$ 12,897	12,897	$ 12,897	12,897	12,149	11,553	12,923	12,823	12,951	11,554	11,161	10,673	10,479	10,000
Average Annual Return, Percent	4.38%	(0.38%)		2.58%
C000084621 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco High Yield Municipal Fund (Class C) —excluding sales charge
Average Annual Return, Percent	5.38%	(0.38%)		2.58%
C000084622 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco High Yield Municipal Fund (Class Y)
Account Value	$ 14,012	$ 14,012	14,012	$ 14,012	14,012	13,166	12,490	13,839	13,608	13,607	12,015	11,494	10,883	10,578	10,000
Average Annual Return, Percent	6.43%	0.59%		3.43%
C000109478 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco High Yield Municipal Fund (Class R5)
Account Value	$ 13,994	$ 13,994	13,994	$ 13,994	13,994	13,147	12,460	13,801	13,575	13,577	11,994	11,476	10,857	10,577	10,000
Average Annual Return, Percent	6.45%	0.61%		3.42%
C000188917 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco High Yield Municipal Fund (Class R6)
Account Value	$ 14,012	$ 14,012	14,012	$ 14,012	14,012	13,159	12,477	13,809	13,572	13,553	11,967	11,442	10,829	10,562	10,000
Average Annual Return, Percent	6.48%	0.67%		3.43%
C000084627 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Intermediate Term Municipal Income Fund (Class A) —including sales charge
Account Value	$ 12,023	$ 12,023	12,023	$ 12,023	12,023	11,557	10,987	11,611	11,649	11,603	10,670	10,340	10,036	10,067	9,750
Average Annual Return, Percent	1.43%	0.21%		1.86%
C000084627 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Intermediate Term Municipal Income Fund (Class A) —excluding sales charge
Average Annual Return, Percent	4.05%	0.72%		2.12%
C000084629 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Intermediate Term Municipal Income Fund (Class C) —including sales charge
Account Value	$ 11,619	$ 11,619	$ 11,619	$ 11,619	11,619	11,166	10,616	11,306	11,430	11,461	10,625	10,374	10,144	10,253	10,000
Average Annual Return, Percent	2.28%		(0.02%)	1.51%
C000084629 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Intermediate Term Municipal Income Fund (Class C) —excluding sales charge
Average Annual Return, Percent	3.28%		(0.02%)	1.51%
C000084630 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Intermediate Term Municipal Income Fund (Class Y)
Account Value	$ 12,645	12,645	$ 12,645	$ 12,645	12,645	12,122	11,496	12,119	12,129	12,051	11,064	10,686	10,345	10,351	10,000
Average Annual Return, Percent	4.32%		0.97%	2.37%
C000188918 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Intermediate Term Municipal Income Fund (Class R6)
Account Value	$ 12,611	12,611	$ 12,611	$ 12,611	12,611	12,096	11,465	12,077	12,078	11,992	10,999	10,623	10,294	10,325	10,000
Average Annual Return, Percent	4.36%		1.01%	2.35%
C000084631 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Municipal Income Fund (Class A) —including sales charge
Account Value	$ 12,029	$ 12,029	$ 12,029	$ 12,029	12,029	11,590	10,894	11,891	11,830	11,846	10,619	10,332	9,980	9,952	9,575
Average Annual Return, Percent	(0.60%)	(0.56%)		1.86%
C000084631 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Municipal Income Fund (Class A) —excluding sales charge
Average Annual Return, Percent	3.78%	0.31%		2.31%
C000084633 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Municipal Income Fund (Class C) —including sales charge
Account Value	$ 11,850	$ 11,850	11,850	$ 11,850	$ 11,850	11,418	10,732	11,800	11,821	11,920	10,769	10,549	10,274	10,324	10,000
Average Annual Return, Percent	2.01%	(0.43%)			1.71%
C000084633 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Municipal Income Fund (Class C) —excluding sales charge
Average Annual Return, Percent	3.01%	(0.43%)			1.71%
C000084634 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Municipal Income Fund (Class Y)
Account Value	$ 12,881	$ 12,881	12,881	12,881	$ 12,881	12,379	11,616	12,647	12,551	12,537	11,211	10,872	10,483	10,427	10,000
Average Annual Return, Percent	3.96%	0.54%			2.56%
C000125172 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Municipal Income Fund (Investor Class)
Account Value	$ 12,681	$ 12,681	12,681	12,681	$ 12,681	12,216	11,470	12,506	12,439	12,436	11,138	10,826	10,447	10,406	10,000
Average Annual Return, Percent	3.88%	0.39%			2.40%
C000188919 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Municipal Income Fund (Class R6)
Account Value	$ 12,855	$ 12,855	12,855	12,855	$ 12,855	12,349	11,582	12,604	12,501	12,480	11,152	10,808	10,423	10,394	10,000
Average Annual Return, Percent	4.01%	0.60%			2.54%
C000209252 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Environmental Focus Municipal Fund (Class A) —including sales charge
Account Value	$ 12,348	$ 12,348	12,348	$ 12,348	$ 12,348	11,825	11,031	12,153	12,170	12,114	10,760	10,255	9,980	9,909	9,575
Average Annual Return, Percent	(0.09%)	(0.50%)		2.13%
C000209252 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Environmental Focus Municipal Fund (Class A) —excluding sales charge
Average Annual Return, Percent	4.38%	0.38%		2.57%
C000209251 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Environmental Focus Municipal Fund (Class C) —including sales charge
Account Value	$ 12,212	$ 12,212	12,212	$ 12,212	12,212	11,699	10,913	12,106	12,211	12,212	10,912	10,473	10,269	10,264	10,000
Average Annual Return, Percent	2.60%	(0.32%)		2.02%
C000209251 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Environmental Focus Municipal Fund (Class C) —excluding sales charge
Average Annual Return, Percent	3.60%	(0.32%)		2.02%
C000209250 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Environmental Focus Municipal Fund (Class Y)
Account Value	$ 13,134	$ 13,134	13,134	$ 13,134	13,134	12,552	11,679	12,834	12,819	12,720	11,277	10,735	10,440	10,358	10,000
Average Annual Return, Percent	4.64%	0.64%		2.76%
C000209249 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Environmental Focus Municipal Fund (Class R6)
Account Value	$ 13,105	$ 13,105	13,105	$ 13,105	13,105	12,524	11,664	12,804	12,792	12,680	11,237	10,710	10,423	10,348	10,000
Average Annual Return, Percent	4.64%	0.66%		2.74%
C000209259 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Rochester® New York Municipals Fund (Class A) —including sales charge
Account Value	$ 14,181	$ 14,181	14,181	$ 14,181	$ 14,181	13,786	12,724	14,100	13,762	13,674	11,851	10,626	10,388	9,709	9,575
Average Annual Return, Percent	(1.47%)	(0.14%)			3.55%
C000209259 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Rochester® New York Municipals Fund (Class A) —excluding sales charge
Average Annual Return, Percent	2.89%	0.74%			4.01%
C000209257 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Rochester® New York Municipals Fund (Class C) —including sales charge
Account Value	$ 13,920	$ 13,920	13,920	13,920	$ 13,920	13,530	12,488	13,946	13,706	13,720	11,984	10,824	10,669	10,048	10,000
Average Annual Return, Percent	1.12%	(0.01%)			3.36%
C000209257 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Rochester® New York Municipals Fund (Class C) —excluding sales charge
Average Annual Return, Percent	2.11%	(0.01%)			3.36%
C000209255 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Rochester® New York Municipals Fund (Class Y)
Account Value	$ 15,143	$ 15,143	15,143	$ 15,143	$ 15,143	14,691	13,519	14,953	14,551	14,423	12,479	11,156	10,888	10,154	10,000
Average Annual Return, Percent	3.07%	0.98%		4.24%
C000209254 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Rochester® New York Municipals Fund (Class R6)
Account Value	$ 15,069	$ 15,069	15,069	$ 15,069	15,069	14,603	13,439	14,856	14,448	14,305	12,377	11,098	10,849	10,140	10,000
Average Annual Return, Percent	3.19%	1.05%		4.19%
C000209261 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Rochester® Limited Term New York Municipal Fund (Class A) —including sales charge
Account Value	$ 11,872	$ 11,872	11,872	$ 11,872	11,872	11,440	11,006	11,484	11,399	11,366	10,499	9,491	9,868	9,653	9,750
Average Annual Return, Percent	1.21%	0.36%		1.73%
C000209261 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Rochester® Limited Term New York Municipal Fund (Class A) —excluding sales charge
Average Annual Return, Percent	3.74%	0.87%		1.99%
C000209262 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Rochester® Limited Term New York Municipal Fund (Class C) —including sales charge
Account Value	$ 11,462	$ 11,462	11,462	$ 11,462	$ 11,462	11,049	10,629	11,219	11,185	11,237	10,453	9,513	9,970	9,825	10,000
Average Annual Return, Percent	1.97%	0.10%			1.37%
C000209262 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Rochester® Limited Term New York Municipal Fund (Class C) —excluding sales charge
Average Annual Return, Percent	2.97%	0.10%			1.37%
C000209265 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Rochester® Limited Term New York Municipal Fund (Class Y)
Account Value	$ 12,475	$ 12,475	12,475	12,475	$ 12,475	11,995	11,511	12,020	11,863	11,800	10,874	9,805	10,171	9,925	10,000
Average Annual Return, Percent	4.00%	1.12%			2.24%
C000209263 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Rochester® Limited Term New York Municipal Fund (Class R6)
Account Value	$ 12,377	$ 12,377	12,377	12,377	$ 12,377	11,895	11,409	11,909	11,749	11,680	10,768	9,734	10,121	9,901	10,000
Average Annual Return, Percent	4.05%	1.17%			2.16%
C000209275 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Pennsylvania Municipal Fund (Class A) —including sales charge
Account Value	$ 13,717	$ 13,717	$ 13,717	$ 13,717	$ 13,717	13,200	12,467	13,410	13,208	13,015	11,464	10,109	10,326	9,800	9,575
Average Annual Return, Percent	(0.49%)	0.18%		3.21%
C000209275 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Pennsylvania Municipal Fund (Class A) —excluding sales charge
Average Annual Return, Percent	3.92%		1.06%	3.66%
C000209267 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Pennsylvania Municipal Fund (Class C) —including sales charge
Account Value	$ 13,561	$ 13,561	$ 13,561	$ 13,561	13,561	13,048	12,323	13,354	13,227	13,128	11,636	10,335	10,627	10,150	10,000
Average Annual Return, Percent	2.36%		0.41%	3.09%
C000209267 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Pennsylvania Municipal Fund (Class C) —excluding sales charge
Average Annual Return, Percent	3.36%		0.41%	3.09%
C000209269 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Pennsylvania Municipal Fund (Class Y)
Account Value	$ 14,648	14,648	$ 14,648	$ 14,648	14,648	14,046	13,234	14,213	13,952	13,727	12,053	10,614	10,816	10,240	10,000
Average Annual Return, Percent	4.27%		1.30%	3.89%
C000209274 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Pennsylvania Municipal Fund (Class R6)
Account Value	$ 14,576	$ 14,576	$ 14,576	$ 14,576	14,576	13,968	13,151	14,118	13,848	13,617	11,973	10,558	10,784	10,235	10,000
Average Annual Return, Percent	4.34%	1.37%		3.84%
C000209278 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Rochester® Municipal Opportunities Fund (Class A) —including sales charge
Account Value	$ 15,368	$ 15,368	15,368	$ 15,368	$ 15,368	14,617	13,604	15,017	14,729	14,547	12,415	11,185	10,769	10,052	9,575
Average Annual Return, Percent	0.63%	0.23%			4.39%
C000209278 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Rochester® Municipal Opportunities Fund (Class A) —excluding sales charge
Average Annual Return, Percent	5.16%	1.11%			4.85%
C000209277 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Rochester® Municipal Opportunities Fund (Class C) —including sales charge
Account Value	$ 15,194	$ 15,194	15,194	15,194	$ 15,194	14,448	13,446	14,931	14,762	14,664	12,603	11,424	11,070	10,407	10,000
Average Annual Return, Percent	3.48%	0.45%			4.27%
C000209277 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Rochester® Municipal Opportunities Fund (Class C) —excluding sales charge
Average Annual Return, Percent	4.48%	0.45%			4.27%
C000209279 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Rochester® Municipal Opportunities Fund (Class Y)
Account Value	$ 16,431	$ 16,431	16,431	16,431	$ 16,431	15,585	14,469	15,933	15,590	15,357	13,071	11,746	11,281	10,514	10,000
Average Annual Return, Percent	5.43%	1.36%			5.09%
C000209280 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Rochester® Municipal Opportunities Fund (Class R5)
Account Value	$ 16,334	$ 16,334	16,334	16,334	$ 16,334	15,514	14,385	15,840	15,519	15,278	12,966	11,681	11,247	10,498	10,000
Average Annual Return, Percent	5.28%	1.34%			5.03%
C000209281 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Rochester® Municipal Opportunities Fund (Class R6)
Account Value	$ 16,346	$ 16,346	16,346	16,346	$ 16,346	15,495	14,377	15,799	15,486	15,218	12,966	11,681	11,247	10,498	10,000
Average Annual Return, Percent	5.49%	1.44%			5.04%
C000209284 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco New Jersey Municipal Fund (Class A) —including sales charge
Account Value	$ 12,708	$ 12,708	12,708	$ 12,708	$ 12,708	12,301	11,648	12,386	12,069	12,039	10,787	9,448	10,000	9,617	9,575
Average Annual Return, Percent	(1.09%)	0.21%		2.43%
C000209284 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco New Jersey Municipal Fund (Class A) —excluding sales charge
Average Annual Return, Percent	3.32%	1.09%		2.87%
C000209282 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco New Jersey Municipal Fund (Class C) —including sales charge
Account Value	$ 12,571	$ 12,571	12,571	$ 12,571	12,571	12,166	11,521	12,345	12,106	12,147	10,951	9,656	10,288	9,979	10,000
Average Annual Return, Percent	1.77%	0.45%		2.31%
C000209282 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco New Jersey Municipal Fund (Class C) —excluding sales charge
Average Annual Return, Percent	2.77%	0.45%		2.31%
C000209283 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco New Jersey Municipal Fund (Class Y)
Account Value	$ 13,574	$ 13,574	13,574	$ 13,574	13,574	13,103	12,378	13,129	12,774	12,696	11,350	9,919	10,474	10,059	10,000
Average Annual Return, Percent	3.58%	1.34%		3.10%
C000209285 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco New Jersey Municipal Fund (Class R6)
Account Value	$ 13,518	$ 13,518	13,518	$ 13,518	13,518	13,042	12,312	13,065	12,677	12,600	11,266	9,867	10,444	10,044	10,000
Average Annual Return, Percent	3.65%	1.42%		3.06%
C000209289 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco AMT-Free Municipal Income Fund (Class A) —including sales charge
Account Value	$ 14,216	$ 14,216	14,216	$ 14,216	14,216	13,824	13,014	14,071	13,928	13,831	11,872	10,844	10,448	10,072	9,575
Average Annual Return, Percent	(1.57%)	(0.33%)		3.58%
C000209289 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco AMT-Free Municipal Income Fund (Class A) —excluding sales charge
Average Annual Return, Percent	2.82%	0.55%		4.03%
C000209288 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco AMT-Free Municipal Income Fund (Class C) —including sales charge
Account Value	$ 13,965	$ 13,965	13,965	$ 13,965	13,965	13,584	12,788	13,929	13,895	13,914	12,033	11,083	10,740	10,444	10,000
Average Annual Return, Percent	1.19%	(0.20%)		3.40%
C000209288 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco AMT-Free Municipal Income Fund (Class C) —excluding sales charge
Average Annual Return, Percent	2.18%	(0.20%)		3.40%
C000209287 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco AMT-Free Municipal Income Fund (Class Y)
Account Value	$ 15,217	$ 15,217	15,217	$ 15,217	15,217	14,744	13,846	14,941	14,755	14,635	12,526	11,411	10,967	10,546	10,000
Average Annual Return, Percent	3.21%	0.78%		4.29%
C000209286 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco AMT-Free Municipal Income Fund (Class R6)
Account Value	$ 15,128	$ 15,128	15,128	$ 15,128	15,128	14,648	13,749	14,819	14,621	14,470	12,399	11,325	10,912	10,519	10,000
Average Annual Return, Percent	3.28%	0.89%		4.23%
C000209290 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco California Municipal Fund (Class A) —including sales charge
Account Value	$ 13,423	$ 13,423	13,423	$ 13,423	13,423	12,967	12,155	13,177	13,087	12,943	11,476	10,577	10,296	9,889	9,575
Average Annual Return, Percent	(0.88%)	(0.14%)		2.99%
C000209290 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco California Municipal Fund (Class A) —excluding sales charge
Average Annual Return, Percent	3.52%	0.73%		3.44%
C000209292 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco California Municipal Fund (Class C) —including sales charge
Account Value	$ 13,191	$ 13,191	13,191	$ 13,191	13,191	12,744	11,945	13,042	13,053	13,006	11,625	10,792	10,583	10,252	10,000
Average Annual Return, Percent	1.62%	(0.01%)		2.81%
C000209292 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco California Municipal Fund (Class C) —excluding sales charge
Average Annual Return, Percent	2.61%	(0.01%)		2.81%
C000209291 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco California Municipal Fund (Class Y)
Account Value	$ 14,349	$ 14,349	14,349	$ 14,349	14,349	13,844	12,929	13,981	13,851	13,665	12,087	11,114	10,792	10,341	10,000
Average Annual Return, Percent	3.65%	0.98%		3.68%
C000209293 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco California Municipal Fund (Class R6)
Account Value	$ 14,312	$ 14,312	14,312	$ 14,312	14,312	13,783	12,866	13,916	13,748	13,561	11,985	11,047	10,752	10,328	10,000
Average Annual Return, Percent	3.84%	1.08%		3.65%
C000209294 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Limited Term California Municipal Fund (Class A) —including sales charge
Account Value	$ 12,023	$ 12,023	12,023	$ 12,023	12,023	11,720	11,248	11,658	11,653	11,642	10,727	9,882	10,036	9,811	9,750
Average Annual Return, Percent	0.15%	0.15%		1.86%
C000209294 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Limited Term California Municipal Fund (Class A) —excluding sales charge
Average Annual Return, Percent	2.71%	0.67%		2.13%
C000209295 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Limited Term California Municipal Fund (Class C) —including sales charge
Account Value	$ 11,634	$ 11,634	11,634	$ 11,634	11,634	11,327	10,871	11,318	11,400	11,475	10,648	9,878	10,142	9,988	10,000
Average Annual Return, Percent	0.94%	(0.09%)		1.52%
C000209295 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Limited Term California Municipal Fund (Class C) —excluding sales charge
Average Annual Return, Percent	1.94%	(0.09%)		1.52%
C000209297 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Limited Term California Municipal Fund (Class Y)
Account Value	$ 12,657	$ 12,657	12,657	$ 12,657	12,657	12,252	11,766	12,160	12,123	12,081	11,108	10,210	10,343	10,087	10,000
Average Annual Return, Percent	3.30%	0.94%		2.38%
C000209299 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Limited Term California Municipal Fund (Class R6)
Account Value	$ 12,569	$ 12,569	12,569	$ 12,569	12,569	12,160	11,671	12,058	12,014	11,930	11,002	10,135	10,293	10,063	10,000
Average Annual Return, Percent	3.36%	1.05%		2.31%
C000209301 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Rochester® AMT-Free New York Municipal Fund (Class A) —including sales charge
Account Value	$ 12,757	$ 12,757	12,757	$ 12,757	12,757	12,382	11,619	12,683	12,575	12,677	11,294	10,369	10,321	9,884	9,575
Average Annual Return, Percent	(1.37%)	(0.75%)		2.46%
C000209301 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Rochester® AMT-Free New York Municipal Fund (Class A) —excluding sales charge
Average Annual Return, Percent	2.99%	0.12%		2.91%
C000209303 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Rochester® AMT-Free New York Municipal Fund (Class C) —including sales charge
Account Value	$ 12,530	$ 12,530	12,530	$ 12,530	12,530	12,166	11,416	12,569	12,557	12,754	11,441	10,594	10,617	10,254	10,000
Average Annual Return, Percent	1.13%	(0.66%)		2.28%
C000209303 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Rochester® AMT-Free New York Municipal Fund (Class C) —excluding sales charge
Average Annual Return, Percent	2.12%	(0.66%)		2.28%
C000209306 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Rochester® AMT-Free New York Municipal Fund (Class Y)
Account Value	$ 13,635	$ 13,635	13,635	$ 13,635	13,635	13,219	12,364	13,473	13,327	13,403	11,904	10,915	10,830	10,356	10,000
Average Annual Return, Percent	3.14%	0.34%		3.15%
C000209305 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Rochester® AMT-Free New York Municipal Fund (Class R6)
Account Value	$ 13,557	$ 13,557	13,557	$ 13,557	13,557	13,125	12,283	13,375	13,225	13,267	11,796	10,830	10,780	10,323	10,000
Average Annual Return, Percent	3.29%	0.43%		3.09%
S And P Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Municipal Bond Index
Account Value	$ 12,682	$ 12,682	12,682	$ 12,682	$ 12,682	12,267	11,628	12,228	12,273	12,125	11,130	10,699	10,456	10,378	10,000
Average Annual Return, Percent	3.38%	0.90%			2.40%
S And P Municipal Bond Investment Grade Short Intermediate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Municipal Bond Investment Grade Short Intermediate Index
Account Value	$ 11,789	$ 11,789	11,789	$ 11,789	$ 11,789	11,433	11,014	11,226	11,384	11,209	10,672	10,334	10,265	10,260	10,000
Average Annual Return, Percent	3.12%	1.01%		1.66%
Custom Invesco High Yield Municipal Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Custom Invesco High Yield Municipal Index
Account Value	$ 14,698	$ 14,698	14,698	$ 14,698	14,698	13,811	12,762	13,839	13,614	13,260	11,790	11,104	10,858	10,311	10,000
Average Annual Return, Percent	6.42%	2.08%		3.93%
S And P Municipal Bond High Yield Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Municipal Bond High Yield Index
Account Value	$ 15,296	$ 15,296	15,296	$ 15,296	$ 15,296	14,259	13,084	14,310	14,000	13,583	11,974	11,216	10,969	10,291	10,000
Average Annual Return, Percent	7.27%	2.40%			4.34%
S And P Municipal Bond 2 17 Years Investment Grade Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Municipal Bond 2-17 Years Investment Grade Index
Account Value	$ 12,430	$ 12,430	12,430	12,430	$ 12,430	12,080	11,534	11,939	12,067	11,910	11,033	10,583	10,389	10,398	10,000
Average Annual Return, Percent	2.90%	0.86%			2.20%
S And P Municipal Bond 5 Year Investment Grade Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Municipal Bond 5+ Year Investment Grade Index
Account Value	$ 12,853	$ 12,853	12,853	$ 12,853	$ 12,853	12,484	11,790	12,584	12,636	12,517	11,309	10,823	10,494	10,474	10,000
Average Annual Return, Percent	2.96%	0.53%		2.54%
U S Consumer Price Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	U.S. Consumer Price Index
Account Value	$ 13,534	$ 13,534	13,534	$ 13,534	$ 13,534	13,221	12,817	12,087	11,205	11,021	10,769	10,608	10,378	10,102	10,000
Average Annual Return, Percent	2.37%	4.19%			3.07%
S And P Municipal Bond New York 5 Year Investment Grade Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Municipal Bond New York 5+ Year Investment Grade Index
Account Value	$ 12,690	$ 12,690	12,690	12,690	$ 12,690	12,347	11,616	12,377	12,405	12,372	11,224	10,784	10,510	10,487	10,000
Average Annual Return, Percent	2.78%	0.51%			2.41%
S And P Municipal New York Investment Grade 4 7 Years Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Municipal New York Investment Grade 4-7 Years Bond Index
Account Value	$ 11,898	$ 11,898	11,898	11,898	$ 11,898	11,574	11,111	11,355	11,530	11,394	10,785	10,386	10,341	10,347	10,000
Average Annual Return, Percent	2.80%	0.87%			1.75%
S And P Municipal Bond Pennsylvania 5 Year Investment Grade Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Municipal Bond Pennsylvania 5+ Year Investment Grade Index
Account Value	$ 13,166	$ 13,166	13,166	$ 13,166	$ 13,166	12,762	12,035	12,872	12,885	12,713	11,441	10,898	10,525	10,476	10,000
Average Annual Return, Percent	3.16%	0.70%		2.79%
Custom Invesco Rochester Municipal Opportunities Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Custom Invesco Rochester Municipal Opportunities Index
Account Value	$ 14,698	$ 14,698	14,698	$ 14,698	$ 14,698	13,811	12,762	13,839	13,614	13,260	11,790	11,104	10,858	10,311	10,000
Average Annual Return, Percent	6.42%	2.08%			3.93%
S And P Municipal Bond New Jersey Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Municipal Bond New Jersey Index
Account Value	$ 13,493	$ 13,493	13,493	$ 13,493	$ 13,493	13,059	12,335	12,810	12,849	12,683	11,499	10,983	10,507	10,373	10,000
Average Annual Return, Percent	3.33%	1.25%		3.04%
S And P Municipal Bond California 5 Year Investment Grade Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Municipal Bond California 5+ Year Investment Grade Index
Account Value	$ 12,828	$ 12,828	12,828	$ 12,828	12,828	12,495	11,779	12,536	12,610	12,550	11,284	10,823	10,471	10,488	10,000
Average Annual Return, Percent	2.67%	0.44%		2.52%
S And P Municipal California Investment Grade 4 7 Years Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Municipal California Investment Grade 4-7 Years Bond Index
Account Value	$ 11,743	$ 11,743	$ 11,743	$ 11,743	$ 11,743	$ 11,444	$ 11,016	$ 11,270	$ 11,499	$ 11,355	$ 10,751	$ 10,356	$ 10,288	$ 10,336	$ 10,000
Average Annual Return, Percent	2.61%	0.67%		1.62%